UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number: 028-13757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA              Date January 15, 2012
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:   $704,091 (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    32419   349159 SH       Sole                   321369             27790
Abbott Labs                    COM              002824100    23496   358715 SH       Sole                   334680             24035
Accenture Ltd New              COM              G1151C101     4977    74835 SH       Sole                    73190              1645
Adobe Systems                  COM              00724F101    13958   370429 SH       Sole                   329774             40655
Altria Group                   COM              02209S103      257     8180 SH       Sole                     6000              2180
Automatic Data Processing      COM              053015103    30032   527519 SH       Sole                   477629             49890
Becton, Dickinson & Co         COM              075887109    22077   282352 SH       Sole                   266182             16170
Berkshire Hathaway B           COM              084670702    14824   165257 SH       Sole                   152392             12865
Bristol-Myers Squibb           COM              110122108      293     8980 SH       Sole                     5640              3340
C.H. Robinson Worldwide        COM              12541W209     3686    58298 SH       Sole                    43843             14455
C.R. Bard                      COM              067383109    11808   120810 SH       Sole                   107705             13105
Chevron Corp New               COM              166764100      222     2055 SH       Sole                     1265               790
Cisco Systems                  COM              17275R102    30378  1546018 SH       Sole                  1428358            117660
Coca-Cola                      COM              191216100    28998   799934 SH       Sole                   734052             65882
Cognizant Tech Solutions       COM              192446102     2861    38725 SH       Sole                    35620              3105
Colgate-Palmolive              COM              194162103     6934    66330 SH       Sole                    53455             12875
Diageo PLC                     COM              25243Q205      374     3210 SH       Sole                     2210              1000
Ecolab Inc                     COM              278865100      653     9083 SH       Sole                     9083
FactSet Research Sys           COM              303075105     5204    59098 SH       Sole                    44908             14190
General Dynamics               COM              369550108    29319   423256 SH       Sole                   391296             31960
Int'l Business Machines        COM              459200101    29625   154658 SH       Sole                   140728             13930
Johnson & Johnson              COM              478160104    29849   425807 SH       Sole                   393352             32455
Kellogg Company                COM              487836108      261     4675 SH       Sole                     3375              1300
Lorillard Inc                  COM              544147101      239     2050 SH       Sole                     1500               550
McCormick & Co                 COM              579780206    12859   202402 SH       Sole                   179867             22535
McDonalds                      COM              580135101    28729   325688 SH       Sole                   296268             29420
Medtronic                      COM              585055106    29355   715618 SH       Sole                   656683             58935
Microsoft                      COM              594918104    28982  1085063 SH       Sole                   998528             86535
NIKE                           COM              654106103    29195   565795 SH       Sole                   512211             53584
National Grid PLC              COM              636274300      337     5865 SH       Sole                     4250              1615
Nestle SA Spons ADR            COM              641069406     9058   138990 SH       Sole                   105165             33825
Novo Nordisk ADR               COM              670100205    24447   149790 SH       Sole                   132800             16990
Omnicom Group                  COM              681919106    29564   591750 SH       Sole                   541685             50065
Oracle                         COM              68389X105    34282  1028862 SH       Sole                   940379             88483
Paychex                        COM              704326107      346    11140 SH       Sole                     8130              3010
Pepsico                        COM              713448108    18175   265600 SH       Sole                   243854             21746
Pfizer                         COM              717081103      253    10070 SH       Sole                     6970              3100
Procter & Gamble               COM              742718109    29452   433820 SH       Sole                   398740             35080
Southern Copper Corp           COM              84265V105      408    10777 SH       Sole                     7732              3045
Spectra Energy                 COM              847560109      297    10865 SH       Sole                     7080              3785
Stryker                        COM              863667101    28722   523932 SH       Sole                   480717             43215
Sysco Corp                     COM              871829107    23615   745881 SH       Sole                   661341             84540
Total System Services          COM              891906109    10250   478545 SH       Sole                   449860             28685
United Technologies            COM              913017109    27489   335195 SH       Sole                   315370             19825
Varian Medical Systems         COM              92220P105    15889   226216 SH       Sole                   208491             17725
Wal-Mart Stores                COM              931142103    31819   466354 SH       Sole                   422734             43620
Public Storage 5.90% PFD S     PFD              74460W206      848    32415 SH       Sole                    29525              2890
Boardwalk Pipeline Partners LP ETP              096627104      255    10255 SH       Sole                     7545              2710
Kinder Morgan Energy Prtns LP  ETP              494550106      241     3020 SH       Sole                     2020              1000
Oneok Partners LP              ETP              68268N103      383     7100 SH       Sole                     4700              2400
Plains All American Pipeline L ETP              726503105      317     7000 SH       Sole                     6000              1000
SPDR Gold Trust                ETF              78463V107    10780    66537 SH       Sole                    57306              9231

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